Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A – Public shares
Diluted net income (loss) per share of common stock	$ (0.05)	$ 0.03	$ (0.22)	$ 0.15	$ 0.10	$ (0.06)
Class A – Private placement
Diluted net income (loss) per share of common stock	(0.05)	0.03	(0.22)	0.15	0.10	(0.06)
Class B – Common stock
Diluted net income (loss) per share of common stock	$ (0.05)	$ 0.03	$ (0.22)	$ 0.15	$ 0.10	$ (0.06)